Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net income (loss)	$ (41,826)	$ (10,137)	$ (34,793)	$ 5,292
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	1,076	2,128	2,668	3,527
Equity-based compensation	4,595	1,629	2,498	3,893
Change in fair value attributable to warrants to purchase	2,597	(515)	(962)	(484)
Amortization and accretion of marketable securities	192	(1,059)	(1,095)	(629)
Gain on Hit Discovery divestiture	(23,312)
Loss on sale of property and equipment	89
Changes in operating assets and liabilities:
Decrease (increase) in accounts receivable	227	81,430	82,356	(56,272)
(Increase) in income taxes receivable	(26,555)	(1,280)	14,464	(12,360)
Decrease (increase) in prepaid expenses and other current assets	(5,432)	1,771	2,127	(2,272)
Decrease in other assets			1	298
Increase (decrease) in accounts payable	355	(3,496)	(2,778)	2,289
(Decrease) in accrued expenses and other current liabilities	6,280	604	(865)	(1,236)
Increase (decrease) in income taxes payable	451	(3,654)	(3,722)	3,722
(Decrease) in deferred rent, noncurrent	(298)	(248)	(331)	871
(Decrease) in deferred revenue, current and noncurrent		(90,841)	(94,058)	(75,698)
(Decrease) in other long-term liabilities				(3,771)
Net cash (used in) operating activities	(83,099)	(23,668)	(34,490)	(132,830)
Cash flows from investing activities
Purchases of held-to-maturity marketable securities	(343,320)	(106,583)	(106,583)	(118,335)
Proceeds from maturity of marketable securities	38,647	148,329	176,529	220,820
Purchases of property and equipment	(134)	(529)	(529)	(3,391)
Net proceeds from Hit Discovery divestiture	17,500
Net cash provided by (used in) investing activities	(301,967)	41,217	69,417	99,094
Cash flows from financing activities
Proceeds from initial public offering of common stock, net of issuance costs	293,707
Distribution to holders of redeemable convertible and convertible preferred shares, Common 1 shares and Enterprise.1 Incentive Shares		(45,357)	(45,357)
Proceeds from exercise of warrant to purchase common stock	12
Proceeds from exercise of options to purchase common stock	145		12
Net cash provided by (used in) financing activities	293,605	(45,207)	54,805
Net decrease in cash, cash equivalents and restricted cash	(91,461)	(27,658)	89,732	(33,736)
Cash, cash equivalents and restricted cash, beginning of the period	173,796	84,064	84,064	117,800
Cash, cash equivalents and restricted cash, end of the period	82,335	56,406	173,796	84,064
Supplemental cash flow information:
Cash paid for income taxes			3,788	20,663
Supplemental disclosure of non-cash activities:
Accretion of preferred return and cumulative dividends on preferred securities	3,736	2,168	2,735	4,466
Public offering costs included in accrued expenses	369
Purchases of property and equipment included in accounts payable and accruals				$ 89
Net exercise of warrants to purchase common stock	2,961
Deferred issuance costs on Series D redeemable convertible preferred stock in accounts payable and accruals			259
Installment Receivable in prepaid expenses and other current assets (Note 16)	14,131
Loss on extinguishment of Series A, Series B-1 and Series B-2 convertible preferred stock			(3,584)
Equity Consideration in other assets (Note 16)	10,000
Issuance of enterprise junior stock in connection with Reorganization			(3)
Conversion of enterprise junior stock into common stock	3
Conversion of redeemable convertible and convertible preferred stock into common stock	142,252
Series C1 Redeemable Convertible Preferred Shares [Member]
Cash flows from financing activities
Proceeds from exercise of warrant to purchase Series C1 redeemable convertible preferred shares		$ 150	150
Series D Redeemable Convertible Preferred Stock [Member]
Cash flows from financing activities
Proceeds from issuance of Series D redeemable convertible preferred stock			100,000
Payment of issuance costs on Series D redeemable convertible preferred stock	(259)		$ (259)
Valo Health [Member]
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Interest income on future cash payments from Valo Health	(1,538)
Hit Discovery Divestiture [Member]
Cash flows from investing activities
Net proceeds from Hit Discovery divestiture	$ 2,840